Loans and Convertible Bridge Financing (Details)	1 Months Ended					12 Months Ended
	Aug. 31, 2017 USD ($) $ / shares shares	Mar. 22, 2017 USD ($) Installments $ / shares shares	Jul. 31, 2016 $ / shares shares	Mar. 31, 2016 USD ($) $ / shares	Feb. 29, 2016 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 02, 2018 USD ($)
Loans and Convertible Bridge Financing (Textual)
Debt conversion price | $ / shares			$ 0.75
Conversion of shares | shares			274,667
Change in fair value of warrants and capital note						$ (491,884)	$ (25,936)	$ (19,278)
Accrued interest rate of debt						6.00%	6.00%
Warrants amount						$ 244,036
Beneficial conversion feature							$ (74,160)
Net of issuance costs						600,000
Secured convertible notes [Member]
Loans and Convertible Bridge Financing (Textual)
Change in fair value of warrants and capital note						$ 478,642
Dividend yield						0.00%
Warrants amount						$ 492,034
Expected volatility						69.00%
Risk free rate						2.16%
Expected life in years						4 years 7 months 21 days
Five-year warrants [Member] | Secured convertible notes [Member]
Loans and Convertible Bridge Financing (Textual)
Warrants to purchase ordinary shares. | shares						905,555
Exercise price | $ / shares						$ 1.20
lender [Member]
Loans and Convertible Bridge Financing (Textual)
Debt aggregate principal amount		$ 162,000
Change in fair value of warrants and capital note						$ 22,998
Dividend yield		0.00%
Expected volatility		71.00%
Risk free rate		2.21%
Expected life in years		4 years 2 months 19 days
Interest rate		12.00%
Loan and accrued interest						$ 150,000
Commitment fees		$ 12,000
Monthly installments | Installments		5
Loan bears an interest rate and terms, description		The loan bears an interest rate of 12% annually, which must be repaid in five (5) equal monthly installments, commencing on May 31, 2017 and ending on September 30, 2017,
Warrants liabilities		$ 24,573
lender [Member] | Subsequent Event [Member]
Loans and Convertible Bridge Financing (Textual)
Loan and accrued interest									$ 25,510
Convertible notes [Member]
Loans and Convertible Bridge Financing (Textual)
Interest rate						10.00%
Debt instrument interest rate						6.00%
Shares converted, description						The initial conversion price of the notes was $1.00, but it was adjusted in January 2018 to $0.50 pursuant to the terms of the notes.
Maturity term						14 months
Jet CU [Member]
Loans and Convertible Bridge Financing (Textual)
Shares converted, description						A company owned by some of the former investors in Digiflex at an exercise price of $0.50 per share, the conversion and exercise prices of these notes and warrants was adjusted to $0.50 per share.
Maturity term						5 years
Loan Agreement [Member] | lender [Member] | Five-year warrants [Member]
Loans and Convertible Bridge Financing (Textual)
Warrants to purchase ordinary shares. | shares		50,000
Exercise price | $ / shares		$ 1.50
Securities Purchase Agreements [Member]
Loans and Convertible Bridge Financing (Textual)
Debt aggregate principal amount	$ 905,555
Exercise price | $ / shares	$ 1.00
Change in fair value of warrants and capital note						$ 36,582
Dividend yield	0.00%
Warrants amount	$ 37,592
Expected volatility	69.00%
Risk free rate	2.16%
Expected life in years	4 years 7 months 17 days
Aggregate subscription amount	$ 774,400
Net of issuance costs	$ 40,600
Securities Purchase Agreements [Member] | Five-year warrants [Member]
Loans and Convertible Bridge Financing (Textual)
Warrants to purchase ordinary shares. | shares	33,332
Additional warrants | shares	33,332
Exercise price | $ / shares	$ 1.20
Convertible Bridge Financing [Member]
Loans and Convertible Bridge Financing (Textual)
Debt aggregate principal amount				$ 206,000	$ 206,000
Debt conversion price | $ / shares				$ 1.50	$ 1.50